Income Taxes (Details)	12 Months Ended
Dec. 31, 2022
Erayak Power Solution Hong Kong Limited [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Wenzhou Wenjie Technology Limited [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%
Beijing Leiya Meijia Technology Co., Limited [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%
Zhejiang Leiya Electronics is a high technology [Member]
Income Taxes (Details) [Line Items]
EIT percent	15.00%
Wenzhou New Focus Limited [Member]
Income Taxes (Details) [Line Items]
EIT percent	5.00%